6. Members' Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
A Common Units
Members' Capital	$ 1,904	$ 1,902
Members Capital
Members' Capital	$ 1,904	$ 1,902